Debt - Term Loans (Details)	Mar. 07, 2023 USD ($) tranche store	Oct. 15, 2023 USD ($)	Sep. 29, 2023 USD ($)	Jul. 27, 2023 USD ($)	Apr. 30, 2023 USD ($)	Apr. 24, 2022 USD ($)
Debt Instrument [Line Items]
Debt outstanding		$ 44,202,000			$ 37,255,000	$ 23,946,000
Debt issuance costs, net of amortization					$ 1,356,000
Term loans | Live Oak Banking Company
Debt Instrument [Line Items]
Debt repaid	$ 5,598,000
Term loans | March 2023 Term Loan Facility
Debt Instrument [Line Items]
Number of tranches | tranche	2
Maximum borrowing capacity	$ 35,000,000
Interest rate	15.00%				15.00%
Debt issuance costs, net of amortization					$ 1,354,000
Debt discount					2,421,000
Loan commitment asset					1,407,000
Term loans | Term Loan Facility, Tranche 1
Debt Instrument [Line Items]
Debt outstanding					22,500,000
Debt outstanding		$ 22,500,000			22,500,000
Term loans | Term Loan Facility, Tranche 2
Debt Instrument [Line Items]
Interest rate			15.00%
Additional borrowing capacity	$ 12,500,000		$ 1,500,000	$ 1,000,000
Additional borrowing capacity per draw	$ 2,500,000
Number of store openings | store	5
Debt issuance costs, net of amortization					127,000
Debt discount					110,000
Loan commitment asset					237,000
Debt outstanding					0
Term loans | August 2023 Term Loan Facility
Debt Instrument [Line Items]
Debt issuance costs, net of amortization					1,238,000
Debt discount					2,327,000
Loan commitment asset					$ 974,000